Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Statement of Financial Position [Abstract]
Trading account assets pledged that secured parties are permitted to sell or repledge	¥ 5,032,178	¥ 6,709,467
Trading account assets measured at fair value under fair value option	18,231,238	20,964,024
Available-for-sale debt securities pledged that secured parties are permitted to sell or repledge	2,877,061	4,490,360
Held-to-maturity debt securities pledged that secured parties are permitted to sell or repledge	105,029	56,411
Held-to-maturity debt securities, Fair value	3,939,143	4,177,894
Equity securities pledged that secured parties are permitted to sell or repledge	1,532	616
Equity securities measured at fair value	5,866,846	4,850,376
Loans, net of unearned income, unamortized premiums and deferred loan fees, pledged that secured parties are permitted to sell or repledge	204,488	648,437
Due to trust account and other short-term borrowings measured at fair value under fair value option	196,113	377,133
Long-term debt measured at fair value under fair value option	¥ 402,823	¥ 304,067
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	13,581,995,120	13,581,995,120
Common stock, stated value	¥ 0	¥ 0
Treasury stock, shares	737,282,154	741,772,308
Allowance for credit losses	¥ 14,741